Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of selling, general and administrative expenses [Abstract]
Payroll and related expenses	[1]	$ 41,930	$ 11,360	$ 10,853
Depreciation and amortization		2,623	1,023	951
Professional fees		16,069	8,386	12,806
Business development expenses		1,566	1,998	1,947
Expenses in respect of acquisition of CPV Group		752	12,227	0
Other expenses		12,787	14,963	9,879
Selling, General and Administrative Expenses		$ 75,727	$ 49,957	$ 36,436

[1]	A portion of this relates to profit sharing for CPV Group employees